Organization and summary of significant accounting policies (Details1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative liabilities, current portion	$ 41	$ 706		$ 0
Derivative liability - long-term portion	2,400	101		2,852
Total	2,441	807	4,306	2,852	2,559
Fair Value, Inputs, Level 1 [Member]
Derivative liabilities, current portion	0	0
Derivative liability - long-term portion	0	0		0
Total	0	0		0
Fair Value, Inputs, Level 2 [Member]
Derivative liabilities, current portion	0	0
Derivative liability - long-term portion	0	0		0
Total	0	0		0
Fair Value, Inputs, Level 3 [Member]
Derivative liabilities, current portion	41	706
Derivative liability - long-term portion	2,400	101		2,852
Total	$ 2,441	$ 807		$ 2,852